DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]	Comprised as follows:
		Interest	December 31,
	Linkage	rate	2012	2013

Non-convertible debentures (b)	CPI	5.15%	$15,735	$-

Less - current maturities of debentures			(15,735)	-

Total			$-	$-